Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 139
2018	39
2019	26
2020	22
2021	20
Thereafter	2,287
Total long-term debt	$ 2,533	$ 2,538